PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	December 31,
	2011	2012

Buildings	4,782	5,800
Furniture, fixtures and equipment	15,922	21,603
Motor vehicles	1,571	2,146
Leasehold improvements	26,270	37,217
Less: accumulated depreciation and amortization	(12,932)	(26,150)
	35,613	40,616